Note 14 - Employee Benefits - Contributions Paid by the Bank (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Contribution paid		$ 118	$ 245	$ 33
Date 1 [Member]
Contribution paid		0	$ 119	0
Date paid	[1]		Jan. 06, 2017
Date 2 [Member]
Contribution paid		$ 26	$ 27	$ 33
Date paid		Oct. 11, 2018	Oct. 15, 2017	Oct. 15, 2016
Date 3 [Member]
Contribution paid		$ 92	$ 99	$ 0
Date paid		Dec. 27, 2018	Dec. 27, 2017

[1]	The contribution relates to the 2016 plan year and was accrued at December 31, 2016.